CONSOLIDATED STATEMENT OF COMPREHENSIVE INCOME - GBP (£) £ in Millions	6 Months Ended
	Jun. 30, 2019	Dec. 31, 2018	Jun. 30, 2018
CONSOLIDATED STATEMENT OF COMPREHENSIVE INCOME
Profit for the period	£ 2,225	£ 2,189	£ 2,317
Post-retirement defined benefit scheme remeasurements:
Remeasurements before tax	(173)	(741)	908
Tax	44	159	(206)
Remeasurements after tax	(129)	(582)	702
Movements in revaluation reserve in respect of equity shares held at fair value through other comprehensive income:
Change in fair value	1		(97)
Tax	12		22
Fair value, net of tax	13		(75)
Gains and losses attributable to own credit risk:
Gains (losses) before tax	(303)	366	167
Tax	82	(99)	(45)
Gains (losses) after tax	(221)	267	122
Share of other comprehensive income of associates and joint ventures		8
Movements in revaluation reserve in respect of debt securities held at fair value through other comprehensive income:
Change in fair value	(50)	(147)	110
Income statement transfers in respect of disposals	(177)	(72)	(203)
Tax	68	73	46
Other comprehensive income, net of tax, financial assets measured at fair value through other comprehensive income	(159)	(146)	(47)
Movements in cash flow hedging reserve:
Effective portion of changes in fair value taken to other comprehensive income	1,179	457	(223)
Net income statement transfers	(242)	(278)	(423)
Tax	(250)	(69)	182
Cash flow hedging reserve	687	110	(464)
Currency translation differences (tax: nil)	1	(13)	5
Total other comprehensive income	192	(356)	243
Total comprehensive income for the period	2,417	1,833	2,560
Total comprehensive income attributable to ordinary shareholders	2,134	1,544	2,318
Total comprehensive income attributable to other equity holders	251	228	205
Total comprehensive income attributable to equity holders	2,385	1,772	2,523
Total comprehensive income attributable to non-controlling interests	£ 32	£ 61	£ 37